Financial Instruments	12 Months Ended
Aug. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments

29. FINANCIAL INSTRUMENTS

Fair values

The fair value of financial instruments has been determined as follows:

(i) Current assets and current liabilities

The fair value of financial instruments included in current assets and current liabilities approximates their carrying value due to their short-term nature.

(ii) Investments and other assets and Other long-term assets

The fair value of publicly traded investments is determined by quoted market prices.  Investments in private entities which do not have quoted market prices in an active market and whose fair value cannot be readily measured are carried at cost. No published market exists for such investments. These equity investments have been made as they are considered to have the potential to provide future benefit to the Company and accordingly, the Company has no current intention to dispose of these investments in the near term. The fair value of long-term receivables approximates their carrying value as they are recorded at the net present values of their future cash flows, using an appropriate discount rate.

(iii) Long-term debt

The carrying value of long-term debt is at amortized cost based on the initial fair value as determined at the time of issuance. The fair value of publicly traded notes is based upon current trading values. The fair value of finance lease obligations is determined by discounting future cash flows using a rate for loans with similar terms, conditions and maturity dates. The carrying value of bank credit facilities approximates fair value as the debt bears interest at rates that fluctuate with market rates. Other notes and debentures are valued based upon current trading values for similar instruments.

(iv) Derivative financial instruments

The fair value of US currency forward purchase contracts is determined using an estimated credit-adjusted mark-to-market valuation using observable forward exchange rates at the end of reporting periods and contract forward rates.

The carrying values and estimated fair values of an investment in a publicly traded company and long-term debt are as follows:

	August 31, 2018		August 31, 2017
	Carrying value	Estimated fair value	Carrying value	Estimated fair value
	$	$	$	$
Assets
Investment in publicly traded company(1)	615	298	897	1,109
Liabilities
Long-term debt(2)	4,311	4,788	4,300	4,901

(1)	Level 1 fair value – determined by quoted market prices.
(2)	Level 2 fair value – determined by valuation techniques using inputs based on observable market data, either directly or indirectly, other than quoted prices.

Risk management

The Company is exposed to various market risks including currency risk and interest rate risk, as well as credit risk and liquidity risk associated with financial assets and liabilities. The Company has designed and implemented various risk management strategies, discussed further below, to ensure the exposure to these risks is consistent with its risk tolerance and business objectives.

Market risk

Market risk is the risk that the fair value or cash flows of a financial instrument will fluctuate as a result of changes in market prices, including foreign exchange and interest rates, the Company’s share price and market price of publicly traded investments.

Currency risk

Certain of the Company’s capital expenditures and equipment costs are incurred in US dollars, while its revenue is primarily denominated in Canadian dollars. Decreases in the value of the Canadian dollar relative to the US dollar could have an adverse effect on the Company’s cash flows. To mitigate some of the uncertainty in respect to capital expenditures and equipment costs, the Company regularly enters into forward contracts in respect of US dollar commitments. With respect to 2018, the Company entered into forward contracts to purchase US $182 over a period of 24 months commencing in September 2017 at an average exchange rate of 1.3031 Cdn. At August 31, 2018 the Company had forward contracts to purchase US $96 over a period of 12 months commencing September 2018 at an average exchange rate of 1.2915 Cdn in respect of US dollar commitments.

Interest rate risk

Due to the capital-intensive nature of its operations, the Company utilizes long-term financing extensively in its capital structure. The primary components of this structure are a banking facility and various Canadian senior notes with varying maturities issued in the public markets as more fully described in Note 14.

Interest on the Company’s unsecured banking facility is based on floating rates, while the senior notes are fixed-rate obligations. The Company utilizes its credit facility to finance day-to-day operations and, depending on market conditions, periodically converts the bank loans to fixed-rate instruments through public market debt issues. As at August 31, 2018, 100% of the Company’s consolidated long-term debt was fixed with respect to interest rates.

Sensitivity analysis

The sensitivity to currency risk has been determined based on a hypothetical change in Canadian dollar to US dollar foreign exchange rates of 10%. Foreign exchange forward contracts would be impacted by this hypothetical change resulting in a change to other comprehensive income by $9 net of tax (2017 – $17). A portion of the Company’s accounts receivables and accounts payable and accrued liabilities is denominated in US dollars; however, due to their short-term nature, there is no significant market risk arising from fluctuations in foreign exchange rates.

Interest on the Company’s banking facility is based on floating rates. As at August 31, 2018 there is no significant market risk arising from interest rate fluctuations within a reasonably contemplated range from their actual amounts.

At August 31, 2018, a one dollar change in the Company’s Class B Non-Voting Shares would have had an impact on net income of $1 in respect of the Company’s DSU and RSU plans.

Credit risk

Accounts receivable in respect of the Consumer, Business and Wireless divisions are not subject to any significant concentrations of credit risk due to the Company’s large and diverse customer base. As at August 31, 2018, the Company had accounts receivable of $255 (August 31, 2017 - $286), net of the allowance for doubtful accounts of $57 (August 31, 2017 - $48).  The Company maintains an allowance for doubtful accounts for the estimated losses resulting from the inability of its customers to make required payments. In determining the allowance, the Company considers factors such as the number of days the customer account is past due, whether or not the customer continues to receive service, the Company’s past collection history and changes in business circumstances. As at August 31, 2018, $123  (August 31, 2017 - $94) of accounts receivable is considered to be past due, defined as amounts outstanding past normal credit terms and conditions. Uncollectible accounts receivable are charged against the allowance account based on the age of the account and payment history. The Company believes that its allowance for doubtful accounts is sufficient to reflect the related credit risk.

The Company mitigates credit risk of subscriber receivables through advance billing and procedures to downgrade or suspend services on accounts that have exceeded agreed credit terms and routinely assesses the financial strength of its business customers through periodic review of payment practices.

Credit risks associated with US currency contracts arise from the inability of counterparties to meet the terms of the contracts. In the event of non-performance by the counterparties, the Company’s accounting loss would be limited to the net amount that it would be entitled to receive under the contracts and agreements.  In order to minimize the risk of counterparty default under its swap agreements, the Company assesses the creditworthiness of its swap counterparties.

Liquidity risk

Liquidity risk is the risk that the Company will experience difficulty in meeting obligations associated with financial liabilities. The Company manages its liquidity risk by monitoring cash flow generated from operations, available borrowing capacity, and by managing the maturity profiles of its long-term debt.

The Company’s undiscounted contractual maturities as at August 31, 2018 are as follows:

	Short-term borrowings	Accounts payable and accrued liabilities(1)	Long-term debt repayable at maturity	Interest payments
	$	$	$	$
Within one year	40	971	1	241
1 to 3 years	–	–	2,052	322
3 to 5 years	–	–	2	266
Over 5 years	–	–	2,295	1,636
	40	971	4,350	2,465

(1)	Includes accrued interest and dividends of $227.